Balances with Related Companies - Summary of Amounts Due from/to Related Companies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	¥ 85	¥ 73
Amounts due to related companies	357	170
Prepayments of acquisition of long-term assets	1,222	513
CSAH and its affiliates [member]
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	10	18
Amounts due to related companies	225	116
Prepayments of acquisition of long-term assets	639	160
Associates [member]
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	57	35
Amounts due to related companies	13	1
Prepayments of acquisition of long-term assets	495	353
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	18	20
Amounts due to related companies	119	¥ 53
Prepayments of acquisition of long-term assets	¥ 88